Quarterly Holdings Report
for
Fidelity® SAI Conservative Income Municipal Bond Fund
April 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CIM-NPRT1-0625
1.9910241.101
Municipal Securities - 96.5%
	Principal Amount (a)	Value ($)
Alabama - 4.2%
Electric Utilities - 0.7%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	505,000	504,697
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (c)	3,400,000	3,396,470
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.1% 9/1/2031 VRDN (b)(c)	5,150,000	5,150,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.1% 12/1/2036 VRDN (b)(c)	2,700,000	2,700,000
		11,751,167
General Obligations - 0.5%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	2,055,000	2,053,827
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	195,000	196,451
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	445,000	451,714
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	580,000	580,375
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	795,000	805,329
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	430,000	437,985
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	140,000	144,485
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	225,000	224,965
Southeast Energy Authority A Cooperative District 5% 1/1/2028 (Athene Annuity And Life Company Guaranteed)	750,000	766,154
Southeast Energy Authority A Cooperative District 5% 7/1/2026 (Athene Annuity And Life Company Guaranteed)	550,000	556,476
Southeast Energy Authority A Cooperative District 5% 7/1/2027 (Athene Annuity And Life Company Guaranteed)	750,000	764,681
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	605,000	616,323
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	605,000	622,852
		8,221,617
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 5.04% 11/1/2042 VRDN (c)	1,678,000	1,678,000
Industrial Development - 0.1%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.03% 8/1/2036 VRDN (b)(c)	1,410,000	1,410,000
Synthetics - 2.8%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.92% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	3,200,000	3,200,000
Black Belt Energy Gas District Participating VRDN 3.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	7,185,000	7,185,000
Black Belt Energy Gas District Participating VRDN 3.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,635,000	1,635,000
Black Belt Energy Gas District Participating VRDN 3.92% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,605,000	1,605,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.92% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	21,400,000	21,400,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.92% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	12,900,000	12,900,000
		47,925,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	520,000	523,159
Jefferson Cnty AL Swr Rev 5% 10/1/2026	310,000	317,456
Jefferson Cnty AL Swr Rev 5% 10/1/2027	290,000	301,212
		1,141,827
TOTAL ALABAMA		72,127,611
Alaska - 0.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (e)	890,000	911,098
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027 (e)	695,000	724,851
		1,635,949
Transportation - 0.0%
Alaska Airport Series 2021 C, 5% 10/1/2025 (b)	620,000	623,569
TOTAL ALASKA		2,259,518
Arizona - 6.3%
Electric Utilities - 3.0%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	940,000	938,457
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.8% 5/1/2029 VRDN (c)	25,900,000	25,900,001
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.8% 5/1/2029 VRDN (c)	24,300,000	24,300,000
		51,138,458
Health Care - 1.0%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	2,640,000	2,664,152
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	3,345,000	3,439,072
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	2,685,000	2,798,728
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (c)	4,270,000	4,332,136
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (c)	1,500,000	1,521,827
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	2,115,000	2,122,345
		16,878,260
Housing - 0.0%
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2045 (c)	1,082,000	1,097,790
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	7,300,000	7,413,906
Resource Recovery - 1.0%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.7% tender 12/1/2035 (b)(c)	16,325,000	16,325,000
Synthetics - 0.6%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.9% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,094,031	1,094,031
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 3.9% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	3,700,000	3,700,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 3.9% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	5,055,000	5,055,000
		9,849,031
Transportation - 0.3%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2025 (b)	1,460,000	1,463,113
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2025 (b)	1,500,000	1,503,199
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	2,430,000	2,477,093
		5,443,405
TOTAL ARIZONA		108,145,850
Arkansas - 0.1%
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.03% 6/1/2028 VRDN (b)(c)	900,000	900,000
California - 8.6%
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (b)	5,000	5,098
General Obligations - 0.6%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Proj.) 0% 9/1/2025 (Assured Guaranty Municipal Corp Insured) (f)	3,645,000	3,603,366
California Community Choice Financing Authority 5% 12/1/2026 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,017,213
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	1,805,000	1,868,939
Los Angeles CA TRAN Series 2024, 5% 6/26/2025	1,390,000	1,392,575
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2025	2,850,000	2,857,707
		10,739,800
Health Care - 0.2%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (c)	3,445,000	3,459,963
Resource Recovery - 1.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.75% tender 7/1/2041 (b)(c)	8,500,000	8,484,739
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.3% tender 2/1/2039 (c)(g)	4,000,000	3,929,364
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.75% tender 11/1/2046 (b)(c)	1,400,000	1,399,545
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.75% tender 10/1/2045 (b)(c)	700,000	699,772
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 4.125% tender 10/1/2041 (b)(c)	1,000,000	1,000,409
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.7% tender 7/1/2043 (b)(c)(g)	8,255,000	8,226,632
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.125% tender 11/1/2040 (b)(c)	3,975,000	3,961,138
		27,701,599
Synthetics - 4.5%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 3.92% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	16,315,000	16,315,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.9% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,010,000	1,010,000
California Hsg Fin Agcy Rev Participating VRDN Series 2022 MIZ9097, 3.9% 6/1/2062, LOC Mizuho Capital Markets LLC (c)(d)	657,594	657,594
California Multi Fam Hsg Rev Participating VRDN Series 2025 CF7012, 3.74% 7/1/2052 (Liquidity Facility Citibank NA) (c)(d)	3,800,000	3,800,000
California Multi Fam Hsg Rev Participating VRDN Series 2025 CF7013, 3.74% 7/1/2052 (Liquidity Facility Citibank NA) (c)(d)	4,100,000	4,100,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.9% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	560,000	560,000
California Stwide Cmnty Mf Rev Participating VRDN 2.95% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,610,000	3,610,000
California Stwide Cmnty Mf Rev Participating VRDN 2.95% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	9,659,756	9,659,756
Los Angeles CA Wtr & Pwr Participating VRDN Series 2023 XM1153, 4.12% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (c)(d)	100,000	100,000
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 2.95% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	18,695,000	18,695,001
San Francisco CA City & County Airports Commission International Airport Revenue Participating VRDN 3.72% 5/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,300,000	2,300,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.9% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	14,585,000	14,585,000
		75,392,351
Transportation - 1.7%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (b)	540,000	540,181
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	1,310,000	1,327,742
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	430,000	435,824
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (b)	8,590,000	8,799,055
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	5,700,000	5,919,908
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	3,485,000	3,619,452
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2025 (b)	2,000,000	2,000,671
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (b)	365,000	365,123
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (b)	170,000	170,057
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	295,000	298,995
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (b)	1,000,000	1,015,230
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (b)	550,000	550,000
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (b)	2,160,000	2,191,834
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (b)	2,190,000	2,253,042
		29,487,114
TOTAL CALIFORNIA		146,785,925
Colorado - 2.1%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.97% 6/1/2029, LOC Deutsche Bank AG VRDN (c)	435,000	434,999
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series B, 5% 11/15/2027	2,370,000	2,409,960
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	145,000	146,093
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 1, 5% tender 8/1/2049 (c)	1,000,000	1,001,440
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	3,480,000	3,548,792
		7,106,285
Housing - 0.2%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	2,910,000	2,911,118
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	1,158,000	1,166,446
		4,077,564
Synthetics - 1.1%
Colorado Health Facilities Authority Participating VRDN 3.77% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	1,935,000	1,935,000
Colorado Health Facilities Authority Participating VRDN 3.77% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	5,880,000	5,880,000
Colorado Health Facilities Authority Participating VRDN 3.77% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	3,000,000	3,000,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.92% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	7,470,000	7,470,000
		18,285,000
Transportation - 0.4%
Denver CO City & Cnty Arpt 5% 11/15/2025 (b)	1,460,000	1,471,014
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (b)	1,820,000	1,867,485
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	1,625,000	1,680,371
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (b)	995,000	1,002,506
		6,021,376
TOTAL COLORADO		35,925,224
Connecticut - 1.4%
Education - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2025	165,000	165,330
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	6,410,000	6,380,463
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	1,800,000	1,788,782
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (c)	1,135,000	1,132,128
		9,466,703
General Obligations - 0.3%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	695,000	697,477
Connecticut St Gen. Oblig. 5% 5/15/2025	185,000	185,108
Connecticut St Spl Tax Oblig 5% 5/1/2026	465,000	474,162
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2025	180,000	180,544
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	255,000	260,288
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	235,000	244,414
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2027 (Assured Guaranty Municipal Corp Insured)	1,810,000	1,882,505
West Haven CT BAN 4.25% 3/26/2026	1,900,000	1,911,269
		5,835,767
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2025	730,000	731,790
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2026	2,735,000	2,794,320
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,600,000	2,701,095
		6,227,205
Special Tax - 0.1%
Connecticut St Spl Tax Oblig 5% 5/1/2025	1,445,000	1,445,000
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	365,000	366,558
		1,811,558
TOTAL CONNECTICUT		23,341,233
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (c)	210,000	208,680
District Of Columbia - 0.9%
Housing - 0.3%
District Columbia Hsg Fin Mult (Parcel 42 Apartments Projects Proj.) Series 2022, 3.05% tender 9/1/2041 (c)	4,400,000	4,388,113
Synthetics - 0.1%
Washington DC Multi Fam Hsg Henson Ridge Participating VRDN 2.7% 1/1/2065 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,375,000	2,375,000
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (b)	610,000	623,867
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (b)	1,000,000	1,034,404
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (b)	715,000	731,254
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	1,770,000	1,810,238
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	4,035,000	4,173,821
		8,373,584
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (c)	900,000	888,844
TOTAL DISTRICT OF COLUMBIA		16,025,541
District Of Columbia,Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2025	365,000	365,930
Florida - 8.9%
Electric Utilities - 0.1%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 3.05% 6/1/2045 VRDN (b)(c)	1,800,000	1,800,000
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (b)	210,000	211,115
General Obligations - 0.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2025	580,000	581,394
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	1,020,000	1,022,556
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,785,000	1,825,391
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	165,000	166,046
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Municipal Corp Insured)	380,000	388,585
		3,983,972
Health Care - 0.8%
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2025	435,000	436,346
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2026	440,000	449,010
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2027	1,000,000	1,035,476
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 4.22% 4/1/2049 VRDN (c)	10,965,000	10,965,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	1,045,000	1,063,179
		13,949,011
Housing - 1.1%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	2,910,000	2,880,309
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (c)	684,000	687,140
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (c)	2,500,000	2,497,905
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (c)	565,000	571,059
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (c)	405,000	408,151
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	1,390,000	1,394,116
Lee Cnty FL Hsg Fin Auth Mfh Series 2023 A, 3.55% tender 8/1/2027 (c)	912,000	911,825
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (c)	395,000	395,246
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (c)	2,330,000	2,341,997
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (c)	760,000	762,456
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	1,755,000	1,754,649
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,390,000	1,396,066
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (c)	1,900,000	1,898,491
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (c)	844,000	850,599
		18,750,009
Resource Recovery - 1.4%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (b)	825,000	839,005
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	22,250,000	22,247,535
		23,086,540
Special Tax - 1.4%
County of Pasco FL Series 2023 A, 5.25% 9/1/2025 (Assured Guaranty Municipal Corp Insured)	90,000	90,484
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 4.37% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	22,460,000	22,460,000
Tampa FL Tax Alloc Series 2016 A, 5.25% 9/1/2027	1,000,000	1,017,584
		23,568,068
Synthetics - 3.5%
Cap Trust FL Landfill Participating VRDN Series 2025 YX1371, 2.75% 12/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,400,000	1,400,000
County of Pasco FL Participating VRDN 3.72% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	13,875,000	13,875,000
Gallery Smathers Plz FL Participating VRDN Series 2025 CF7017, 3.74% 4/1/2037 (Liquidity Facility Citibank NA) (c)(d)	1,400,000	1,400,000
Greater Orlando Aviation Auth Participating VRDN 2.85% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	10,445,000	10,445,000
Greater Orlando Aviation Auth Participating VRDN 3.72% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,200,000	2,200,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZL0603, 3.72% 10/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,175,000	2,175,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.9% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	585,000	585,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN 3.76% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,940,000	3,940,000
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Participating VRDN 3.87% 7/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,050,000	1,050,000
Miami-Dade Cnty Fla Seaport Rev Participating VRDN Series 2021 XF2947, 3.8% 10/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,600,000	1,600,000
Miami-Dade County Aviation Rev Participating VRDN Series 2022 025, 3.92% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,815,000	4,815,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF3302, 3.74% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	11,300,000	11,300,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XM1222, 3.74% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	4,600,000	4,600,000
		59,385,000
Transportation - 0.4%
Broward Cnty FL Prt Facs Rev Series 2022, 5% 9/1/2027 (b)	730,000	751,969
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2027 (b)	3,000,000	3,103,213
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	350,000	366,424
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (b)	780,000	784,458
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2025 (b)	1,215,000	1,222,347
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (b)	1,225,000	1,250,630
		7,479,041
TOTAL FLORIDA		152,212,756
Georgia - 3.1%
Electric Utilities - 2.5%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3.13% 1/1/2038 VRDN (c)	7,040,000	7,040,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.7% 11/1/2062 VRDN (b)(c)	10,065,000	10,065,001
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 2.7% 11/1/2052 VRDN (b)(c)	14,530,000	14,530,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	610,000	605,270
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	1,180,000	1,187,698
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (c)	1,305,000	1,299,979
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (c)	1,085,000	1,090,553
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	130,000	130,255
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	135,000	137,928
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,120,000	2,157,964
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 2.8% 12/1/2037 VRDN (b)(c)	1,900,000	1,900,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (c)	990,000	993,046
		41,137,694
General Obligations - 0.3%
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	1,750,000	1,748,863
Main Street Natural Gas Inc 5% 12/1/2025 (Toronto Dominion Bank Guaranteed)	250,000	251,734
Main Street Natural Gas Inc 5% 12/1/2026 (Toronto Dominion Bank Guaranteed)	250,000	255,384
Main Street Natural Gas Inc 5% 6/1/2027 (Toronto Dominion Bank Guaranteed)	250,000	256,640
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	460,000	460,406
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	130,000	130,404
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	245,000	249,177
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	200,000	201,329
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	110,000	112,165
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	250,000	252,534
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	409,266
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	180,000	180,560
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	200,000	203,410
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	355,000	365,300
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	409,266
		5,486,438
Housing - 0.3%
Columbia GA Hsg Au Mlti Fam Rv 3.3% tender 11/1/2028 (c)	2,375,000	2,370,660
Decatur GA Hsg Auth Multifamily Hsg Rev 3.25% tender 9/1/2028 (c)	2,250,000	2,239,779
		4,610,439
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 3.9% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,064,857	1,064,857
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (b)	405,000	405,706
TOTAL GEORGIA		52,705,134
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	565,000	567,452
Hawaii - 1.1%
Housing - 0.5%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (c)	6,795,000	6,773,402
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	2,000,000	2,033,558
		8,806,960
Synthetics - 0.6%
Hawaii St Arpts Sys Rev Participating VRDN 3.82% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	9,600,000	9,600,000
TOTAL HAWAII		18,406,960
Illinois - 4.9%
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	365,000	372,185
General Obligations - 0.9%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	1,605,000	1,617,965
Illinois St Gen. Oblig. 5% 3/1/2026	2,405,000	2,435,714
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	530,000	541,655
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	540,000	558,586
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	215,000	216,007
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	295,000	302,851
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,460,000	1,482,391
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	4,580,000	4,590,221
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	915,000	929,033
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	620,000	644,479
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2026	500,000	505,728
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2028	450,000	470,896
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	125,000	126,274
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured)	150,000	154,160
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured)	225,000	234,753
		14,810,713
Health Care - 0.0%
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	145,000	150,057
Housing - 0.1%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (c)	512,000	517,491
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (c)	1,072,000	1,072,377
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (c)	554,000	559,941
		2,149,809
Special Tax - 0.0%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	245,000	246,914
Illinois St Sales Tax Rev 5% 6/15/2025	100,000	100,175
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured) (f)	410,000	393,560
		740,649
Synthetics - 2.7%
Chicago Gen. Oblig. Participating VRDN 3.68% 1/1/2038 (Liquidity Facility Barclays Bank PLC) (c)(d)	790,000	790,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.8% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	21,000,000	21,000,001
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 2.85% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,665,000	1,665,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XL0622, 3.8% 1/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,935,000	3,935,000
Chicago IL Wastewater Transmission Rev Participating VRDN Series 2025 XG0605, 3.74% 1/1/2058 (Liquidity Facility Barclays Bank PLC) (c)(d)	3,520,000	3,520,000
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2022 XM1034, 3.74% 1/1/2044 (Liquidity Facility Royal Bank of Canada NY) (c)(d)	5,500,000	5,500,000
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2025 XX1370, 3.72% 1/1/2044 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,200,000	2,200,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN 3.76% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	3,750,000	3,750,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 3.76% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (c)(d)	2,700,000	2,700,000
		45,060,001
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (b)	365,000	372,619
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2026 (b)	1,000,000	1,010,066
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (b)	1,000,000	1,020,873
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2028 (b)	1,000,000	1,030,685
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (b)	440,000	444,342
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	6,465,000	6,691,620
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (b)	2,910,000	2,938,715
		13,508,920
Water & Sewer - 0.4%
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	415,000	418,280
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2016, 5% 7/1/2027	2,030,000	2,051,820
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) * 1/1/2027 (e)	2,425,000	2,474,545
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 0% 1/1/2028 (e)	1,110,000	1,154,664
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 0% 7/1/2028 (e)	1,000,000	1,048,524
		7,147,833
TOTAL ILLINOIS		83,940,167
Indiana - 1.4%
Electric Utilities - 0.9%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.79% 12/1/2038 VRDN (b)(c)	14,700,000	14,700,000
Resource Recovery - 0.2%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.85% tender 5/1/2028 (b)(c)	3,100,000	3,098,070
Transportation - 0.3%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (b)	150,000	151,589
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (b)	3,740,000	3,779,625
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (b)	730,000	737,734
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (b)	385,000	389,079
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	765,000	781,092
		5,839,119
TOTAL INDIANA		23,637,189
Iowa - 0.0%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2026 (b)	220,000	223,842
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	670,000	668,007
TOTAL IOWA		891,849
Kansas - 0.2%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	410,000	393,590
Housing - 0.2%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (c)	3,200,000	3,204,979
TOTAL KANSAS		3,598,569
Kentucky - 1.9%
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	4,740,000	4,770,613
General Obligations - 0.3%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (c)	1,850,000	1,850,650
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2025 (Morgan Stanley Guaranteed)	600,000	603,401
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	620,000	636,058
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2028 (Morgan Stanley Guaranteed)	1,000,000	1,033,602
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	145,000	147,240
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	2,330,000	2,405,368
		6,676,319
Industrial Development - 1.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.1% 7/1/2060 VRDN (b)(c)	7,525,000	7,525,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.1% 7/1/2060 VRDN (b)(c)	12,735,000	12,735,000
		20,260,000
TOTAL KENTUCKY		31,706,932
Louisiana - 1.6%
Industrial Development - 0.8%
St James Parish LA Rev (Nucor Corp Proj.) 2.96% 11/1/2040 VRDN (c)	11,825,000	11,825,000
St James Parish LA Rev (Nucor Corp Proj.) 3.05% 11/1/2040 VRDN (c)	600,000	600,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (c)	1,040,000	1,042,147
		13,467,147
Synthetics - 0.3%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 3.9% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	5,200,000	5,200,000
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2026 (b)	2,015,000	2,037,281
New Orleans LA Aviation Board 5% 1/1/2027 (b)	2,260,000	2,312,692
New Orleans LA Aviation Board 5% 1/1/2028 (b)	4,255,000	4,387,749
		8,737,722
TOTAL LOUISIANA		27,404,869
Maine - 0.1%
General Obligations - 0.1%
Regional School Unit No 14 BAN Series 2024, 5% 5/15/2025	1,200,000	1,200,512
Maryland - 0.7%
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	2,760,000	2,762,247
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2025	330,000	330,397
Synthetics - 0.5%
Baltimore County Gen. Oblig. Participating VRDN 3.97% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.97% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,515,000	2,515,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.9% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	2,600,000	2,600,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 3.97% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,940,000	2,940,000
		9,230,000
TOTAL MARYLAND		12,322,644
Massachusetts - 0.7%
Education - 0.4%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	3,540,000	3,547,396
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (b)	2,010,000	2,014,199
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (b)	365,000	365,756
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (b)	1,120,000	1,122,321
		7,049,672
Escrowed/Pre-Refunded - 0.2%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2026 (f)	3,385,000	3,274,104
Health Care - 0.0%
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	420,000	420,838
Special Tax - 0.1%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	1,680,000	1,682,946
TOTAL MASSACHUSETTS		12,427,560
Michigan - 1.5%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,165,000	5,086,092
General Obligations - 1.0%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	1,295,000	1,295,001
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,180,000	1,196,274
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,240,000	1,273,634
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	675,000	701,154
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2025 (Assured Guaranty Municipal Corp Insured)	1,065,000	1,065,000
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2026 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,019,285
Southfield Mich Pub Schs 5% 5/1/2025 (State of Michigan Guaranteed)	730,000	730,000
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	850,000	865,971
Utica MI Cmnty Schs Series 2024, 5% 5/1/2025 (State of Michigan Guaranteed)	805,000	805,000
Utica MI Cmnty Schs Series 2024, 5% 5/1/2026 (State of Michigan Guaranteed)	3,000,000	3,060,238
Utica MI Cmnty Schs Series 2024, 5% 5/1/2027 (State of Michigan Guaranteed)	1,500,000	1,556,418
Utica MI Cmnty Schs Series 2024, 5% 5/1/2028 (State of Michigan Guaranteed)	3,625,000	3,824,433
		17,392,408
Health Care - 0.1%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	1,725,000	1,749,791
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	445,000	444,205
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (b)	630,000	631,797
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (b)	325,000	325,091
		956,888
TOTAL MICHIGAN		25,629,384
Minnesota - 0.5%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	135,000	136,439
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	210,000	215,789
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	1,000,000	1,043,598
		1,395,826
General Obligations - 0.1%
Coon Rapids Minn Gen. Oblig. 2% 4/1/2027	1,000,000	967,281
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2025	625,000	627,349
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	620,000	633,629
		2,228,259
Health Care - 0.0%
Wadena Minn Rev Series 2024 A, 5% 12/1/2026 (Centracare Health System Guaranteed)	200,000	204,597
Wadena Minn Rev Series 2024 A, 5% 12/1/2027 (Centracare Health System Guaranteed)	260,000	269,184
		473,781
Other - 0.0%
Minneapolis MN Revenue (Ymca of The Greater Twin Cities Proj.) Series 2016, 3% 6/1/2025	405,000	404,477
Synthetics - 0.3%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.9% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	4,500,000	4,500,000
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (b)	330,000	333,496
TOTAL MINNESOTA		9,335,839
Mississippi - 0.1%
Electric Utilities - 0.1%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 2.7% 5/1/2028 VRDN (b)(c)	1,100,000	1,100,000
Industrial Development - 0.0%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.05% 12/1/2027 VRDN (b)(c)	1,100,000	1,100,000
TOTAL MISSISSIPPI		2,200,000
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	877,000	899,019
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 2.85% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,310,000	2,310,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.9% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	1,130,499	1,130,499
		3,440,499
TOTAL MISSOURI		4,339,518
Nebraska - 1.1%
General Obligations - 0.0%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (c)	1,280,000	1,274,321
Housing - 0.2%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (c)	3,740,000	3,719,649
Industrial Development - 0.2%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.03% 11/1/2026 VRDN (b)(c)	2,100,000	2,100,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.03% 6/1/2028 VRDN (b)(c)	500,000	500,000
		2,600,000
Synthetics - 0.7%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.82% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,600,000	3,600,000
Omaha Public Power District Series 2025 MS0034, 3.74% tender 2/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(h)	7,960,000	7,960,000
		11,560,000
TOTAL NEBRASKA		19,153,970
Nevada - 0.2%
Electric Utilities - 0.0%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (c)	525,000	523,648
General Obligations - 0.2%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	655,000	661,078
Clark Cnty NV School Dist Series 2020A, 3% 6/15/2025	180,000	179,788
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	1,780,000	1,783,011
		2,623,877
TOTAL NEVADA		3,147,525
New Hampshire - 1.1%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (b)	110,000	112,719
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	390,000	391,394
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	620,000	623,294
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	210,000	210,634
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	675,000	677,438
		1,902,760
Resource Recovery - 0.6%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	10,800,000	10,738,921
Synthetics - 0.4%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.92% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(h)	6,600,000	6,600,000
TOTAL NEW HAMPSHIRE		19,354,400
New Jersey - 5.2%
Education - 0.4%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (b)	1,045,000	1,053,440
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	365,000	372,164
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (b)	955,000	961,281
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (b)	200,000	201,257
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	1,125,000	1,157,391
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	3,085,000	3,173,825
		6,919,358
General Obligations - 3.4%
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	4,621,000	4,621,551
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	2,189,554	2,189,823
Millburn Twp NJ Brd Ed 0.05% 8/15/2025	420,000	415,196
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,060,000	1,088,955
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	365,000	367,795
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	2,005,000	2,033,344
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,320,000	1,346,136
New Jersey St Gen. Oblig. 2% 6/1/2025	580,000	578,748
New Jersey St Gen. Oblig. 5% 6/1/2025	1,715,000	1,717,006
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	890,000	870,369
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	385,000	376,508
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	155,000	155,222
Newark NJ BAN 4.5% 5/7/2026 (e)	7,500,000	7,562,120
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	9,414,000	9,429,410
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	6,200,000	6,201,852
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	2,605,000	2,618,048
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	590,000	592,955
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	575,000	597,327
Orange Twp NJ BAN 4% 3/18/2026	8,500,000	8,541,141
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	5,800,000	5,802,424
		57,105,930
Housing - 0.2%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (c)	3,450,000	3,492,502
Synthetics - 0.5%
New Jersey Multi Fam Hsg 609 Road Participating VRDN Series 2025 CF7019, 3.72% 6/1/2029 (Liquidity Facility Citibank NA) (c)(d)	3,740,000	3,740,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2021 XM0929, 3.77% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	5,000,000	5,000,000
		8,740,000
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	910,000	910,397
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,120,000	1,144,314
		2,054,711
Transportation - 0.4%
New Jersey Turnpike Authority 5% 1/1/2027	6,000,000	6,174,479
Water & Sewer - 0.2%
Jersey City Municipal Utilities Authority BAN Series 2024 B, 5% 5/1/2025	1,900,000	1,900,000
Jersey City NJ Muni Util Auth Wtr Rev BAN Series 2024 A, 5% 5/1/2025	2,350,000	2,350,000
		4,250,000
TOTAL NEW JERSEY		88,736,980
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 7/15/2025 (b)	730,000	731,266
Port Auth NY & NJ 5% 9/15/2025 (b)	2,670,000	2,679,588
Port Auth NY & NJ Series 177TH, 5% 7/15/2025 (b)	370,000	370,254
Port Auth NY & NJ Series 195, 5% 10/1/2025 (b)	705,000	707,920
Port Auth NY & NJ Series 223, 5% 7/15/2025 (b)	190,000	190,329
Port Auth NY & NJ Series 226, 5% 10/15/2025 (b)	2,260,000	2,270,536
Port Auth NY & NJ Series 242, 5% 12/1/2025 (b)	1,535,000	1,544,792
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	3,155,000	3,218,723
		11,713,408
TOTAL NEW JERSEY,NEW YORK		11,713,408
New Mexico - 0.5%
Education - 0.1%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2025 (b)	2,080,000	2,085,691
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (b)	80,000	81,829
		2,167,520
Housing - 0.3%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	5,585,000	5,541,673
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.97% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(d)	1,430,000	1,430,000
TOTAL NEW MEXICO		9,139,193
New York - 8.9%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2025	150,000	150,312
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	145,000	147,810
		298,122
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1% 9/1/2025	800,000	790,394
General Obligations - 5.1%
Albany NY BAN 4% 3/20/2026	18,800,000	18,876,943
Bay Shore NY Un Free Sch Dist BAN 4% 7/15/2025	13,100,000	13,109,615
Binghamton NY BAN 4% 4/10/2026	17,200,000	17,302,208
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	7,400,000	7,401,504
City of New York NY Gen. Oblig. 5% 4/1/2028	2,530,000	2,665,006
City of New York NY Gen. Oblig. 5% 8/1/2026	10,000,000	10,246,980
City of New York NY Gen. Oblig. 5% 8/1/2027	4,380,000	4,563,532
City of New York NY Gen. Oblig. 5% tender 6/1/2044 (i)	330,000	330,445
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	735,000	702,299
Ithaca City New York BAN 4.25% 2/13/2026	7,800,000	7,820,883
Washington Co NY BAN 4% 3/20/2026	4,140,846	4,166,065
		87,185,480
Housing - 0.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	593,000	612,768
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (c)	5,000,000	4,698,480
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	675,000	675,106
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	6,430,000	6,399,189
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (c)	455,000	445,060
		12,830,603
Resource Recovery - 0.1%
New York St Env Fac Corp Swdr (Waste Management Inc Del Proj.) Series 2012, 3.7% tender 5/1/2030 (b)(c)	2,000,000	2,000,000
Special Tax - 0.5%
New York City Transitional Finance Authority 5% 11/1/2027	750,000	786,728
New York City Transitional Finance Authority 5% 11/1/2028	5,330,000	5,674,056
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	220,000	222,247
New York NY City Transitional Fin Auth Rev Series 2015C, 5% 11/1/2027	1,095,000	1,095,000
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	365,000	357,861
		8,135,892
Synthetics - 1.6%
Liberty NY Dev Corp Rev Participating VRDN 3.97% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)	1,941,500	1,941,500
Metropolitan Transn Auth NY Rv Participating VRDN 3.9% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,555,000	2,555,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.9% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	1,860,000	1,860,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.9% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,570,000	2,570,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.97% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(d)	3,100,000	3,100,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 4.07% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	16,010,000	16,010,000
		28,036,500
Tobacco Bonds - 0.1%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	1,135,000	1,135,426
Transportation - 0.7%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	730,000	748,812
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	380,000	382,936
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	5,400,000	5,439,376
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2028	1,375,000	1,389,662
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (b)	1,080,000	1,085,323
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	1,825,000	1,854,732
		10,900,841
TOTAL NEW YORK		151,313,258
North Carolina - 0.8%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	3,300,000	3,300,750
Health Care - 0.3%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (c)	1,635,000	1,635,624
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (c)	1,965,000	1,963,883
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (c)	1,490,000	1,506,164
		5,105,671
Housing - 0.3%
Inlivian NC Multifamily Rev (Sycamore Station Ii Llc Proj.) 3.625% tender 11/1/2058 (c)	4,550,000	4,572,946
TOTAL NORTH CAROLINA		12,979,367
Ohio - 1.4%
Education - 0.0%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	95,000	95,666
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	420,000	404,872
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	400,000	406,290
		906,828
Electric Utilities - 0.8%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	1,795,000	1,821,078
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	2,820,000	2,912,705
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	3,845,000	3,787,285
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,525,000	3,492,359
		12,013,427
Health Care - 0.4%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 4.15% 1/15/2033 VRDN (c)	3,645,000	3,645,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 4.15% 1/15/2045 VRDN (c)	3,570,000	3,570,000
		7,215,000
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	765,000	780,090
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2026	125,000	126,923
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2027	75,000	77,460
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2028	150,000	156,989
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2025	415,000	417,243
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2026	120,000	123,049
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2027	100,000	104,122
		1,785,876
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	700,000	706,814
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	700,000	722,549
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	465,000	488,454
		1,917,817
TOTAL OHIO		23,838,948
Oklahoma - 1.2%
General Obligations - 0.5%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2025	175,000	176,073
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2026	125,000	128,103
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2027	145,000	150,980
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	4,095,000	4,090,277
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,770,000	3,894,788
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	875,000	916,429
		9,356,650
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 4.26% 8/15/2031 VRDN (c)	4,775,000	4,775,000
Housing - 0.3%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (c)	1,000,000	986,216
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (c)	3,720,000	3,716,443
		4,702,659
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	942,957	942,957
TOTAL OKLAHOMA		19,777,266
Oregon - 0.3%
Transportation - 0.3%
Port of Portland Arpt Rev 5% 7/1/2025 (b)	1,125,000	1,127,399
Port of Portland Arpt Rev 5% 7/1/2026	470,000	476,351
Port of Portland Arpt Rev 5% 7/1/2028 (b)	2,500,000	2,597,604
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (b)	365,000	365,778
		4,567,132
TOTAL OREGON		4,567,132
Pennsylvania - 5.1%
General Obligations - 1.0%
Pennsylvania St 5% 9/1/2026	4,640,000	4,758,464
Pennsylvania St 5% 9/1/2027	10,670,000	11,131,859
Pennsylvania St Series 2019, 5% 7/15/2026	1,150,000	1,176,606
		17,066,929
Health Care - 1.8%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	2,280,000	2,324,881
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.42% 9/1/2050 VRDN (c)	11,220,000	11,220,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	75,000	75,960
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 4.42% 9/1/2050 VRDN (c)	16,595,000	16,595,000
		30,215,841
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	400,000	402,625
Resource Recovery - 2.3%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	13,700,000	13,692,565
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,200,000	4,163,612
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,115,000	9,106,507
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	11,950,000	11,943,549
		38,906,233
Transportation - 0.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	375,000	382,706
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured) (b)	310,000	316,874
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (b)	365,000	371,653
		1,071,233
TOTAL PENNSYLVANIA		87,662,861
Rhode Island - 0.2%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2025	200,000	200,208
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2026	350,000	356,690
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2027	260,000	269,647
Rhode Island St Student Ln 5% 12/1/2025 (b)	820,000	826,622
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (b)	600,000	604,846
		2,258,013
General Obligations - 0.1%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	1,900,000	1,901,928
TOTAL RHODE ISLAND		4,159,941
South Carolina - 1.2%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2025	2,000,000	2,018,298
South Carolina St Svc Auth Rev 5% 12/1/2028	410,000	434,300
		2,452,598
Escrowed/Pre-Refunded - 0.2%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (b)	950,000	951,903
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (b)	1,650,000	1,653,980
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (b)	790,000	791,905
		3,397,788
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.03% 9/1/2028 VRDN (b)(c)	900,000	900,000
Synthetics - 0.8%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 3.97% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,700,000	2,700,000
South Carolina St Svc Auth Rev Participating VRDN 3.76% 12/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	5,000,000	5,000,000
South Carolina St Svc Auth Rev Participating VRDN Series 2021 XF1243, 3.92% 12/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	6,125,000	6,125,000
		13,825,000
TOTAL SOUTH CAROLINA		20,575,386
Tennessee - 1.3%
Health Care - 0.8%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.05% 5/1/2039 VRDN (c)	14,095,000	14,095,000
Industrial Development - 0.3%
Covington Tenn Indl Dev Brd Rev (Tootsie Roll Industries Inc Proj.) 3.05% 6/1/2027, LOC Bank of America NA VRDN (b)(c)	5,500,000	5,500,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.9% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	884,342	884,342
Transportation - 0.1%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (b)	455,000	452,319
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (b)	245,000	249,466
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (b)	975,000	1,005,304
		1,707,089
TOTAL TENNESSEE		22,186,431
Texas - 12.4%
Electric Utilities - 0.2%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2025	210,000	210,102
San Antonio TX Elec & Gas Rev 5% 2/1/2026	330,000	334,439
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 4.49% tender 2/1/2048 (c)(j)	3,090,000	3,089,619
		3,634,160
General Obligations - 3.5%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,193,524
Bexar Cnty TX Gen. Oblig. Series 2014, 5% 6/15/2025	670,000	670,884
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	5,645,000	5,606,709
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (c)	530,000	529,893
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	715,000	732,717
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	5,450,000	5,528,648
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	5,450,000	5,634,711
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	255,000	258,800
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	3,510,000	3,508,098
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (c)	2,930,000	2,929,608
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	5,030,000	5,106,533
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	8,215,000	8,494,875
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	625,000	619,357
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,440,000	3,409,849
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	4,735,000	4,714,928
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	605,000	607,983
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,200,000	3,205,765
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	365,000	368,683
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	465,000	477,376
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	440,000	444,439
Texas State Gen. Oblig. 5.5% 8/1/2025 (b)	1,445,000	1,451,327
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (b)	370,000	379,923
Texas State Gen. Oblig. Series 2018, 5% 8/1/2025 (b)	2,000,000	2,006,302
Wylie Tex Indpt Sch Dist Series 2020 A, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (f)	2,240,000	2,216,607
		60,097,539
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	2,545,000	2,577,056
Housing - 1.8%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	7,145,000	6,991,036
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	2,855,000	2,843,602
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (c)	857,000	863,668
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (c)	1,138,000	1,166,572
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	1,069,000	1,074,196
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	620,000	629,966
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	3,325,000	3,327,951
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (c)	3,500,000	3,500,290
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	3,840,000	3,842,343
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (c)	5,305,000	5,335,695
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	785,000	787,663
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (c)	180,000	179,855
		30,542,837
Industrial Development - 4.5%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.03% 8/1/2038 VRDN (b)(c)	900,000	900,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.65% 4/1/2040 VRDN (c)	3,200,000	3,200,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.2% 11/1/2040 VRDN (c)	31,455,000	31,455,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.38% 11/1/2040 VRDN (c)	13,825,000	13,825,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.43% 12/1/2027 VRDN (b)(c)	27,600,000	27,600,000
		76,980,000
Resource Recovery - 1.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3.7% tender 5/1/2050 (b)(c)	9,165,000	9,165,000
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 3.75% tender 5/1/2046 (b)(c)	5,000,000	4,998,375
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,550,000	2,525,954
		16,689,329
Special Tax - 0.0%
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	545,000	545,747
Synthetics - 0.9%
Austin Tex Airport Sys Participating VRDN 3.92% 11/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	250,000	250,000
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 3.9% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	911,693	911,693
City of Houston TX Airport System Revenue Participating VRDN 3.72% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,900,000	1,900,000
Corpus Christi TX Util Sys Rev Participating VRDN Series 2024 XF1714, 3.75% 7/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	2,535,000	2,535,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	1,334,718	1,334,718
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.9% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(h)	7,603,517	7,603,517
		14,534,928
Transportation - 0.0%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (b)	695,000	700,429
North TX Twy Auth Rev 5% 1/1/2026	420,000	424,807
		1,125,236
Water & Sewer - 0.3%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	5,000,000	5,047,037
TOTAL TEXAS		211,773,869
Utah - 0.9%
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	900,000	916,198
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	1,765,000	1,769,983
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.1% 4/1/2028 VRDN (c)	200,000	200,000
Synthetics - 0.7%
Salt Lake City UT Arpt Rev Participating VRDN Series 2023 XM1147, 3.92% 7/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	11,200,000	11,200,000
Transportation - 0.1%
Salt Lake City UT Arpt Rev 5% 7/1/2025 (b)	485,000	485,928
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (b)	360,000	360,689
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (b)	365,000	370,898
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	345,000	354,995
		1,572,510
TOTAL UTAH		15,658,691
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2026 (b)	620,000	627,965
Virginia - 1.1%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	1,020,000	1,028,060
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	2,900,000	2,899,560
Synthetics - 0.9%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.92% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(d)	12,140,000	12,140,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.97% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(d)	2,615,000	2,615,000
		14,755,000
TOTAL VIRGINIA		18,682,620
Washington - 1.3%
Housing - 0.6%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (c)	8,585,000	8,572,963
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	440,000	447,751
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	808,000	821,461
		9,842,175
Synthetics - 0.2%
Washington Hsg Fin Comm Nonprofit Hsg Rev Participating VRDN Series 2024 XF3227, 3.9% 6/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)	3,000,000	3,000,000
Transportation - 0.4%
Port Seattle WA Rev Series 2018 B, 5% 5/1/2026 (b)	3,225,000	3,274,437
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	1,500,000	1,540,511
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (b)	915,000	917,855
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	575,000	585,924
Port Seattle WA Rev Series B, 5% 10/1/2027 (b)	365,000	369,447
		6,688,174
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (c)	1,965,000	1,921,039
TOTAL WASHINGTON		21,451,388
West Virginia - 0.2%
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 4.23% 6/1/2033 VRDN (c)	2,755,000	2,755,000
Wisconsin - 0.3%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	335,000	336,915
General Obligations - 0.1%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,125,000	1,089,283
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	690,000	691,288
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	2,445,000	2,477,041
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (b)	290,000	295,722
TOTAL WISCONSIN		4,890,249
Wyoming - 0.4%
Electric Utilities - 0.4%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.15% 11/1/2025 VRDN (b)(c)	5,100,000	5,100,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 2.7% 11/1/2025 VRDN (b)(c)	1,600,000	1,600,000
		6,700,000
TOTAL WYOMING		6,700,000
TOTAL MUNICIPAL SECURITIES (Cost $1,651,067,785)		1,649,458,694

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $62,265,207)	3.31	62,252,757	62,265,207

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,713,332,992)	1,711,723,901
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,206,567)
NET ASSETS - 100.0%	1,709,517,334

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,721,992 or 0.9% of net assets.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,611,192 or 2.3% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	1,334,718

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.9% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	585,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.92% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	6,600,000

Omaha Public Power District Series 2025 MS0034, 3.74% tender 2/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	3/24/25	7,960,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.9% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	14,585,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.9% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	942,957

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.9% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/24	7,603,517

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	74,351,165	118,173,983	130,259,941	405,554	-	-	62,265,207	62,252,757	1.7%
Total	74,351,165	118,173,983	130,259,941	405,554	-	-	62,265,207

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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